Details of Cash From Operating Activities - Details of Items Not Involving Current Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Depreciation and amortization	$ 1,345	$ 1,278
Amortization of other assets included in cost of goods sold	257	172
Impairment charges	727	74
Other non-cash charges	89	7
Deferred income taxes	7	31
Dividends received in excess of equity income	69	33
Non-cash portion of Other expense, net	(518)	(56)
Items not involving current cash flows	$ 1,976	$ 1,539